Collaboration Agreements - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Sanofi-Aventis [Member]	Jul. 21, 2010 Sanofi-Aventis [Member] Up-front license payment [Member]	Dec. 31, 2013 Sanofi-Aventis [Member] Up-front license payment [Member]	Dec. 31, 2012 Sanofi-Aventis [Member] Up-front license payment [Member]	Mar. 31, 2010 Takeda Pharmaceutical Company Limited [Member]	Dec. 31, 2013 Takeda Pharmaceutical Company Limited [Member]	Mar. 31, 2010 Takeda Pharmaceutical Company Limited [Member] Technology access fee [Member]	Mar. 31, 2010 Takeda Pharmaceutical Company Limited [Member] Research and development funding [Member]	Dec. 31, 2012 Takeda Pharmaceutical Company Limited [Member] Research and development funding [Member]	Mar. 31, 2014 Janssen [Member]	Mar. 31, 2013 Janssen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Payments received					$ 25,000,000
Contract revenue	0	0	3,050,000	2,900,000		0	0		0			100,000	0	0
Deferred revenue, payment received								1,500,000		900,000	600,000
Percentage of royalty on net sales													8.00%
Royalty payment	0	0	0										0	0
Contingent payments receivable	$ 228,000,000